UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     February 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $1,014,249 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED POWER TECHNOLOGY IN   COM              00761E108      388    28500 SH       SOLE                    28500        0        0
AMERICAN INTL GROUP INC        COM              026874107     4571    67000 SH       SOLE                    67000        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        0    16000 SH       SOLE                    16000        0        0
BEA SYS INC                    NOTE  4.000%12/1 073325AD4     1179  1200000 PRN      SOLE                  1200000        0        0
BED BATH & BEYOND INC          COM              075896100    55024  1522091 SH       SOLE                  1522091        0        0
BINDVIEW DEV CORP              COM              090327107      824   207000 SH       SOLE                   207000        0        0
CAPITALSOURCE INC              DBCV  1.250% 3/1 14055XAB8      470   500000 PRN      SOLE                   500000        0        0
CARDINAL HEALTH INC            COM              14149Y108    61550   895272 SH       SOLE                   895272        0        0
CHEVRON CORP NEW               COM              166764100      295     5200 SH       SOLE                     5200        0        0
CHIRON CORP                    DBCV  1.625% 8/0 170040AG4     2448  2485000 PRN      SOLE                  2485000        0        0
CITADEL BROADCASTING CORP      COM              17285T106    24546  1826370 SH       SOLE                  1826370        0        0
CITADEL BROADCASTING CORP      NOTE  1.875% 2/1 17285TAB2     1925  2500000 PRN      SOLE                  2500000        0        0
CLOROX CO DEL                  COM              189054109    85567  1504082 SH       SOLE                  1504082        0        0
COX RADIO INC                  CL A             224051102    20596  1462795 SH       SOLE                  1462795        0        0
CYPRESS SEMICONDUCTOR CORP     NOTE  1.250% 6/1 232806AH2     3293  2900000 PRN      SOLE                  2900000        0        0
DREYERS GRAND ICE CREAM HL I   COM A CALL PUT   261877104     2920    35226 SH       SOLE                    35226        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      212     5000 SH       SOLE                     5000        0        0
EXXON MOBIL CORP               COM              30231G102      208     3696 SH       SOLE                     3696        0        0
GENERAL ELECTRIC CO            COM              369604103      345     9850 SH       SOLE                     9850        0        0
IDX SYS CORP                   COM              449491109      852    19394 SH       SOLE                    19394        0        0
LIZ CLAIBORNE INC              COM              539320101    18267   509975 SH       SOLE                   509975        0        0
LSI LOGIC CORP                 NOTE  4.000%11/0 502161AG7     2052  2075000 PRN      SOLE                  2075000        0        0
MENTOR GRAPHICS CORP           NOTE  6.875% 6/1 587200AB2     1485  1485000 PRN      SOLE                  1485000        0        0
MICROSOFT CORP                 COM              594918104    87597  3349800 SH       SOLE                  3349800        0        0
NIKE INC                       CL B             654106103    87942  1013275 SH       SOLE                  1013275        0        0
PAYCHEX INC                    COM              704326107   124562  3267640 SH       SOLE                  3267640        0        0
PROGRESSIVE CORP OHIO          COM              743315103   105467   903123 SH       SOLE                   903123        0        0
SEALED AIR CORP NEW            COM              81211K100    64420  1146875 SH       SOLE                  1146875        0        0
STRYKER CORP                   COM              863667101    11281   253900 SH       SOLE                   253900        0        0
US BANCORP DEL                 COM NEW          902973304      299     9993 SH       SOLE                     9993        0        0
VERITAS SOFTWARE CO            NOTE  0.250% 8/0 923436AD1      967  1000000 PRN      SOLE                  1000000        0        0
VIACOM INC                     CL B             925524308    75190  2306443 SH       SOLE                  2306443        0        0
WATERS CORP                    COM              941848103    68512  1812475 SH       SOLE                  1812475        0        0
WELLS FARGO & CO NEW           COM              949746101    98995  1575608 SH       SOLE                  1575608        0        0